Property and Equipment, Net (Tables)	12 Months Ended
Mar. 31, 2021
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment, Net
	As of March 31,
	2020	2021
	RMB	RMB
Office real estate	20,995	20,995
Furniture and equipment	5,147	5,132
Production and other machineries	23,884	23,883
Total	50,026	50,010
Less: accumulated depreciation	11,188	14,327
Property and equipment, net	38,838	35,683

Schedule of production and other machineries on lease out under operating lease
	As of March 31,
	2020	2021
	RMB	RMB
Cost	23,737	23,737
Less: accumulated depreciation and amortization	4,510	6,765
Net book value	19,227	16,972